Related party transactions	12 Months Ended
Dec. 31, 2022
Related party transactions
Related party transactions

22. Related party transactions

The Group holds investments in associates and joint ventures. See note 17 (Joint ventures and associate investments) to the Group’s consolidated financial statements for additional information with respect to the balances held with associates and joint ventures. For the years ended December 31, 2022, 2021, 2020 and 2019, funding on the investments in associates and joint ventures was $7.9 million, $19.3 million, $11.4 million and $15.9 million, respectively.